Annual Total Returns - FundsManager 20% Portfolio [BarChart] - 02.28 VIP FundsManager Funds Investor Combo PRO-13 - FundsManager 20% Portfolio - VIP FundsManager 20% Portfolio-Investor VIP	May 27, 2022
Bar Chart Table:
Annual Return 2012	5.58%
Annual Return 2013	5.62%
Annual Return 2014	4.12%
Annual Return 2015	(0.03%)
Annual Return 2016	2.93%
Annual Return 2017	7.24%
Annual Return 2018	(1.67%)
Annual Return 2019	10.40%
Annual Return 2020	8.21%
Annual Return 2021	3.65%